John Hancock Balanced Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.60	0.60	0.60	0.60	0.60
Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00
Other expenses	0.35	0.37	0.26	0.21	0.16
Service plan fee	0.23	0.25	0.15	0.10[2]	0.05[2]
Additional expenses	0.12	0.12[3]	0.11	0.11	0.11
Total annual fund operating expenses	1.45	1.22	1.36	0.96	0.76

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	The “Service plan fees” shown have been restated to reflect current fees and expenses.
3	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	124	138	98	78
3 Years	459	387	431	327	243
5 Years	792	670	745	575	422
10 Years	1,735	1,477	1,635	1,285	942
John Hancock Large Cap Equity Fund (the fund)
Supplement dated 6—5—12 to the current Class R1, Class R2, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Maximum front-end sales charge (load) on purchases as a % of purchase price	None	None	None	None	None

Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R3	Class R4	Class R5
Management fee	0.62	0.62	0.62	0.62	0.62

Distribution and service (12b-1) fees	0.50	0.25	0.50	0.15[1]	0.00

Other expenses	0.33	0.36	0.26	0.19	0.12

Service plan fee	0.22	0.25	0.15	0.09	0.02

Additional expenses	0.11	0.11[2]	0.11	0.10	0.10

Total annual fund operating expenses	1.45	1.23	1.38	0.96	0.74

1	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R3	Class R4	Class R5
1 Year	148	125	140	98	76

3 Years	459	390	437	327	237

5 Years	792	676	755	575	411

10 Years	1,735	1,489	1,657	1,285	918

John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 78 to 81 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	5.00	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee[1]	0.88	0.88	0.88
Distribution and service (12b-1) fees	0.30	1.00	1.00
Other expenses	0.27	0.55	0.31
Total annual fund operating expenses	1.45	2.43	2.19

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	640	640	746	246	322	222
3 Years	936	936	1,058	758	685	685
5 Years	1,253	1,253	1,496	1,296	1,175	1,175
10 Years	2,148	2,148	2,524	2,524	2,524	2,524
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee[1]	0.88
Other expenses[2]	0.23
Total annual fund operating expenses	1.11

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
2	“Other expenses” do not reflect the expenses incurred during the most recent fiscal year, as they have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	113
3 Years	353
5 Years	612
10 Years	1,352
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class NAV shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class NAV

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV

Management fee[1]	0.88
Other expenses	0.06
Total annual fund operating expenses	0.94

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV

1 Year	96
3 Years	300
5 Years	520
10 Years	1,155
John Hancock Small Cap Intrinsic Value Fund (the fund)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.88
Other expenses[2]	16.48
Total annual fund operating expenses	17.36
Contractual expense reimbursement[3]	-16.26
Total annual fund operating expenses after expense reimbursements	1.10

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
2	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
3	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on February 28, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6

1 Year	112
3 Years	3,287
5 Years	5,726
10 Years	9,627